Bank Premises And Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises And Equipment [Abstract]
Bank Premises And Equipment
(5)	Bank Premises and Equipment

Bank premises and equipment, net were comprised of the following as of December 31, 2011 and 2010:

	2011	2010
Land improvements	$453	453
Buildings	6,042	6,036
Equipment, furniture and fixtures	4,652	4,575

	11,147	11,064
Less accumulated depreciation	(6,290)	(5,812)

	4,857	5,252
Land	1,680	1,680

Bank premises and equipment, net	$6,537	6,932